Provision for Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Provision for Income Taxes [Abstract]
Schedule of Significant Components of Provision for Income Taxes

(a) Significant components of the provision for income taxes are as follows

	For the year ended June 30,
	2025	2024	2023
Income tax expenses	$131,232	$127,319	$52,730
Deferred income benefit	(734)	(87)	(2,385)
Total	$130,498	$127,232	$50,345

Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses

(b) The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the years ended June 30, 2025, 2024 and 2023.

	For the year ended June 30,
	2025	2024	2023
Income before tax expenses	$1,152,223	$1,120,062	$692,199
Income taxes computed at Hong Kong Profits Tax rate	156,048	184,810	114,213
Rate differences in various jurisdictions	35,101	322	272
Tax allowance at the statutory tax rates	(13,531)	(7,815)	(7,792)
Tax effect on non-assessable income	(6,630)	(8,222)	(13,341)
Tax effect of two-tier tax rate	(42,308)	(42,308)	(42,308)
Others	1,818	445	(699)
Income taxes	$130,498	$127,232	$50,345

Significant Components of Deferred Tax Assets

Significant components of the deferred tax assets are presented below

	As of year ended June 30,
	2025	2024
Deferred tax assets:
– Provision for credit losses	$(873)	$480
– Plant and equipment	568	611
– Right-of-use asset and lease liabilities	3,043	212
Total	$2,738	$1,303